Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Financial Instruments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Investment Securities Available for Sale	$ 354,246,904	$ 323,657,870
Reported Value Measurement [Member]
Cash and Short-Term Investments	57,813,000	75,167,000
Investment Securities Available for Sale	354,247,000	323,658,000
Federal Home Loan Bank Stock	3,043,000	3,010,000
Loans, Net	757,281,000	744,999,000
Bank-Owned Life Insurance	17,089,000	15,419,000
Deposits	1,067,985,000	1,044,357,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	47,500,000	46,000,000
Estimate of Fair Value Measurement [Member]
Cash and Short-Term Investments	57,813,000	75,167,000
Investment Securities Available for Sale	354,247,000	323,658,000
Federal Home Loan Bank Stock	3,043,000	3,010,000
Loans, Net	757,163,000	745,240,000
Bank-Owned Life Insurance	17,089,000	15,419,000
Deposits	1,068,392,000	1,045,726,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	47,626,000	46,232,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and Short-Term Investments	57,813,000	75,167,000
Investment Securities Available for Sale
Federal Home Loan Bank Stock	3,043,000	3,010,000
Loans, Net
Bank-Owned Life Insurance	17,089,000	15,419,000
Deposits	727,818,000	677,129,000
Subordinated Debentures
Other Borrowed Money
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and Short-Term Investments
Investment Securities Available for Sale	346,950,000	323,082,000
Federal Home Loan Bank Stock
Loans, Net	752,287,000	738,288,000
Bank-Owned Life Insurance
Deposits	340,574,000	368,597,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	47,626,000	46,232,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and Short-Term Investments
Investment Securities Available for Sale	7,297,000	576,000
Federal Home Loan Bank Stock
Loans, Net	4,876,000	6,952,000
Bank-Owned Life Insurance
Deposits
Subordinated Debentures
Other Borrowed Money